Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities
7.	Accrued Liabilities

	Year Ended December 31,
	2014	2013
	$	$
Voyage and vessel	7,358	10,692
Corporate accruals	366	528
Interest	3,947	3,999
Payroll and benefits to related parties	5,894	5,850

Total	17,565	21,069